PROPERTY AND EQUIPMENT (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment:
Cost		$ 1,365	$ 1,256
Accumulated depreciation		1,107	1,009
Depreciated cost	327	258	247
Office furniture and equipment [Member]
Property, Plant and Equipment:
Cost		18	9
Accumulated depreciation		5	4
Computer software and electronic equipment [Member]
Property, Plant and Equipment:
Cost		149	120
Accumulated depreciation		116	106
Laboratory equipment [Member]
Property, Plant and Equipment:
Cost		482	437
Accumulated depreciation		350	306
Leasehold improvements [Member]
Property, Plant and Equipment:
Cost		716	690
Accumulated depreciation		$ 636	$ 593